Annual Total Returns - Fidelity Freedom® 2005 Fund [BarChart] - 03.31 Fidelity Freedom Funds Combo PRO - Class K-07 - Fidelity Freedom® 2005 Fund	May 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Jul. 20, 2017
Fidelity Freedom 2005 Fund - Class K
Bar Chart Table:
Annual Return 2018	(2.46%)
Annual Return 2019	12.33%
Annual Return 2020	9.74%